Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts Disclosure
ING U.S., Inc.
Schedule V

Valuation and Qualifying Accounts
Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Balance at January 1,	Charged to Costs and Expenses	Write-offs/ Payments/ Other		Balance at December 31,
2012
Valuation allowance on deferred tax assets	$2,875.0	$99.1	$—		$2,974.1

2011
Valuation allowance on deferred tax assets	$3,087.0	$175.0	$(387.0)	(1)	$2,875.0

2010
Valuation allowance on deferred tax assets	$2,691.5	$547.0	$(151.5)	(1)	$3,087.0
(1) For 2011 and 2010, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company's available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.